Remuneration of auditor (Tables)	12 Months Ended
Dec. 31, 2025
Auditor's remuneration [abstract]
Schedule of Remuneration of Auditor

Auditors of the Group - PricewaterhouseCoopers Australia and related network firms	2025	2024	2023	1.
	US$	US$	US$	1.
		(Recast)	(Recast)	1.
Audit or review of financial statements	2,299,162	1,363,435	917,424
Other assurance services	86,410	1,520,146	113,016
Other advisory services	60,324	83,081	194,029
	2,445,896	2,966,662	1,224,469
Other assurance services relate to assurance and associated services that are traditionally performed by an independent auditor, including accounting consultation and consultation concerning financial accounting, reporting standards and due diligence.  Other assurance services in 2024 includes comfort letter assurance services performed as part of the Group's
U.S. listing.

Other auditors and their related network firms	2025	2024	2023	1.
	US$	US$	US$	1.
		(Recast)	(Recast)	1.
Audit or review of financial statements	96,792	30,367	34,927
Other advisory services	-	-	-
	96,792	30,367	34,927